Investment Strategy	Oct. 31, 2025
abrdn Funds | abrdn Dynamic Dividend Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a non-fundamental policy, under normal circumstances, the Dynamic Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income. Net assets include the amounts of any borrowings for investment purposes. Corporations that pay dividend income may also include companies that have announced a special dividend or announced that they will pay dividends within six months. The equity securities in which the Fund invests primarily common stocks, but the Fund may also invest in other equity securities, including, but not limited to, preferred stock and depositary receipts. The Fund aims to invest in securities of companies that it believes are undervalued relative to the market and to the securities’ historical valuations. The Fund may invest in companies of any market capitalization. The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology sector.
The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% of its net assets are invested in emerging markets. An emerging market country is any country included in the MSCI Emerging Markets Index, or determined by the Adviser or Sub-adviser to have similar emerging market characteristics.
Under normal circumstances, the Fund seeks high current dividend income, more than 50% of which qualifies for the reduced U.S. federal income tax rates for “qualified dividend income” created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is defined in the Internal Revenue Code of 1986, as amended, as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.
In the event that the Adviser determines that a particular company’s dividends qualify for favorable U.S. federal tax treatment, the Adviser intends to invest in the equity securities of the company prior to the ex-dividend date (i.e. the date when shareholders no longer are eligible for dividends) and intends to hold the security for at least 61 days during a 121-day period which begins on the date that is 60 days before the ex-dividend date to enable Fund shareholders to take advantage of the reduced U.S. federal tax rates. During this period, the Fund will not hedge its risk of loss with respect to these securities.
In order to achieve its dividend, the Fund may participate in a number of dividend capture strategies. These strategies may include the Fund engaging in active and frequent trading which may result in higher turnover and associated transaction costs for the Fund. There is the potential for market loss on the shares that are held for a short period, although the Adviser seeks to use these strategies to generate additional income with limited impact on the construction of the core portfolio.
In managing the assets of the Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends.
The Adviser considers and evaluates ESG factors as part of the investment analysis process for long-term investments. The Adviser considers the most material potential ESG risks and opportunities impacting issuers, alongside other non-ESG factors. The relevance of ESG factors to the investment process varies across issuers and strategies. For instance, ESG factors may not be considered for securities that the Adviser intends to hold solely as part of the Fund’s dividend recapture strategy. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. When ESG factors are considered, ESG information is just one investment consideration and ESG considerations generally are not solely determinative in any investment decision made by the Adviser.
The Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.

abrdn Funds | abrdn Emerging Markets ex-China Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Emerging Markets ex-China Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market (excluding China) companies. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of an emerging market country (excluding China);
●	the company has its principal office in, or management is located in, an emerging market country (excluding China); and/or
●	the company has its principal securities trading market in an emerging market country (excluding China).
An emerging market (excluding China) country is any country included in the MSCI Emerging Markets ex-China Index, or determined by the Adviser or abrdn Investments Limited (the “Sub-adviser”) to have similar emerging market characteristics. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to India and Taiwan. The Fund may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.
The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology and financials sectors.
In seeking to achieve the Fund’s investment objective, the Adviser and Sub-adviser invest in quality companies and are an active, engaged owners. The Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-adviser. Through fundamental research, supported by a global research presence, the Adviser and Sub-adviser seek to identify companies whose quality and future prospects are not yet fully recognized by the market.

abrdn Funds | abrdn Emerging Markets Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Emerging Markets Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of an emerging market country;
●	the company has its principal office in, or management is located in, an emerging market country; and/or
●	the company has its principal securities trading market in an emerging market country.
An emerging market country is any country included in the MSCI Emerging Markets Index, or determined by the Adviser or Sub-adviser to have similar emerging market characteristics. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to Mainland China, including through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect program or by any other available means, and Taiwan. The Fund may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.
The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the financials and information technology sectors.
In seeking to achieve the Fund’s investment objective, the Adviser and Sub-advisers invest in quality companies and are an active, engaged owners. The Adviser and Sub-advisers evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-advisers. Through fundamental research, supported by a global research presence, the Adviser and Sub-advisers seek to identify companies whose quality and future prospects are not yet fully recognized by the market.

abrdn Funds | abrdn Global Infrastructure Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a non-fundamental policy, under normal circumstances, the Infrastructure Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of U.S. and non-U.S. infrastructure related issuers. An “infrastructure-related” issuer has (i) at least 50% of its assets consisting of infrastructure assets or (ii) 50% of its gross income or net profits attributable to or derived, directly or indirectly, from the ownership, management, construction, development, operation, utilization or financing of infrastructure assets. Infrastructure assets are the physical structures and networks that provide necessary services to society. Examples of infrastructure assets include, but are not limited to, transportation assets (e.g., toll roads, bridges, tunnels, parking facilities, railroads, rapid transit links, airports, refueling facilities and seaports), utility assets (e.g., electric transmission and distribution lines, power generation facilities, gas and water distribution facilities, waste collection, broadcast and wireless towers, and cable and satellite networks) and social assets (e.g., courthouses, hospitals, schools, correctional facilities, stadiums and subsidized housing). The Fund concentrates its investments in infrastructure-related issuers. Infrastructure-related issuers fall into multiple market sectors. The Fund currently anticipates that it will have significant exposure to the industrials and utilities sectors.
The Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, including securities of emerging market issuers, and in depositary receipts (such as American Depositary Receipts (“ADRs”)) that represent indirect interests in securities of foreign issuers. The Fund is permitted to invest in unlisted foreign securities, but currently does not intend to do so as a principal strategy.
The Fund may invest in companies of any market capitalization.
Under normal market conditions, the Fund maintains no less than 40% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers located outside of the United States and will allocate its assets among issuers located in no fewer than three different countries, one of which may be the United States. A company is considered to be a company of a country if Fund management determines that the company meets one or more of the following criteria:
● the company is organized under the laws of the country;
● the company has its principal office in, or management is located in, the country; and/or
● the company has its principal securities trading market in the country.
In seeking to achieve the Fund’s investment objective, the Adviser and Sub-adviser invest in quality companies and are an active, engaged owners. The Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-adviser. Through fundamental research, supported by a global research presence, the Adviser and Sub-adviser seek to identify companies whose quality and future prospects are not yet fully recognized by the market.

abrdn Funds | abrdn High Income Opportunities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a non-fundamental policy, the High Income Opportunities Fund invests at least 80% of its assets in high income producing instruments. High income producing instruments include those rated at the time of purchase below “BBB–” by Standard & Poor’s Rating Service (“S&P”), or below “Baa3” by Moody’s Investors Service, Inc. (“Moody’s”), or below a comparable rating by another nationally recognized statistical rating organization (“NRSRO”), or unrated bonds determined by the Adviser to be of comparable quality. In the event that a security receives different ratings from different NRSROs, the Adviser will treat the security as being rated in the lowest rating category received from an NRSRO. The Fund may invest in securities rated in the lowest ratings category or in default (i.e., “junk bonds”, which are speculative). Although the Fund typically invests in high income debt securities, the Fund may invest up to 20% of its assets in investment grade debt. The Fund has the flexibility to invest in a broad-range of debt instruments, including, but not limited to, corporate and sovereign debt from U.S. and non-U.S. issuers, including those in emerging markets. The Fund may invest in debt securities of any maturity.
The strategy is primarily directed toward U.S. Dollar denominated debt rated below investment grade (i.e., “junk bonds”) and the Fund ordinarily invests at least 60% of its net assets in U.S. Dollar denominated securities. However, the Fund may purchase securities denominated in foreign currencies.
The Fund may also invest in restricted securities and private placements including securities issued under Rule 144A and/or Regulation S (“Regulation S Securities”).

The Fund may invest in debt-like instruments (for example, structured notes and equity baskets) that provide exposure to equity markets or indices. The Fund may invest in preferred stocks, asset-backed securities, debt instruments convertible into common stock, income trusts, and swaps. The Fund may invest in bank loans, which include floating and fixed–rate debt securities generally acquired as a participation interest in, or assignment of, a loan originated by a lender or financial institution. The Fund may invest in, enter into, or acquire participation in, delayed funding loans and revolving credit facilities.

The Fund may also invest up to 20% of its net assets in equity securities. The Fund may invest in equity warrants, index warrants, covered warrants, interest rate warrants and long-term options of, or relating to, international issuers that trade on an exchange or over-the-counter (“OTC”).

To achieve its investment objective, the Fund uses derivatives under certain market conditions. The Fund may use derivatives as a substitute for taking a position or reducing exposure to underlying assets or for hedging currency exposure. The Fund expects that derivative instruments will include the purchase and sale of futures contracts, forward foreign exchange contracts, non-deliverable forwards, swaps, options (including options on futures and options on swaps), warrants, and structured notes. In complying with the minimum and maximum investment limitations set forth above, the Fund may include investments in derivatives with an underlying asset with economic characteristics similar to the investments included in such limitation.
The Adviser examines the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions and industry specific factors. The Adviser may also consider the most material potential Environmental, Social and Governance (“ESG”) risks and opportunities impacting issuers, where relevant. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings.
As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser. The relevance of ESG factors to the investment process varies across issuers and instrument types. The Fund seeks to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations.

abrdn Funds | abrdn Infrastructure Debt Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) will be invested in U.S. and non-U.S. infrastructure-related debt issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related securities include securities issued to finance any assets or projects that support the operation, function, growth or development of a community or economy.
The infrastructure investments in which the Fund may invest include, without limitation, fixed or floating-rate debt instruments, loans or other income-producing instruments issued:
●	by companies or other issuers to finance (or re-finance) the ownership, development, construction, maintenance, renovation, enhancement, or operation of infrastructure assets;
●	by companies or other issuers that invest in, own, lease or hold infrastructure assets; and
●
by companies or other issuers that operate infrastructure assets or provide services, products or raw materials related to the development, construction, maintenance, renovation, enhancement or operation of infrastructure assets.

The Fund may hold instruments issued by a wide range of entities including, among others, operating companies, holding companies, special purpose vehicles, including vehicles created to hold or finance infrastructure assets, municipal issuers, and governments and government agencies, authorities or instrumentalities.
The infrastructure assets to which the Fund may have exposure through its investments include, without limitation, assets related to:
●	transportation (e.g., airports, metro systems, subways, railroads, ports, toll roads);
●	transportation equipment (e.g., shipping, aircraft, railcars, containers);
●	electric utilities and power (e.g., power generation, transmission and distribution);
●	energy (e.g., exploration and production, pipeline, storage, refining and distribution of energy), including renewable energies (e.g., wind, solar, hydro, geothermal);
●	communication networks and equipment;
●	water and sewage treatment;
●	social infrastructure (e.g., health care facilities, government buildings and other public service facilities);
●	metals, mining, and other resources and services related to infrastructure assets (e.g., cement, chemical companies); and
●	auto parts manufacturing.
The Fund may invest up to 20% of its assets on non-infrastructure-related securities.
For purposes of the Fund’s 80% policy, debt securities include fixed income securities of any type; however, the Fund intends to invest primarily in municipal debt and corporate debt, with municipal debt comprising no less than 50% of its assets, and typically approximately 60% of its assets.
Generally, the Fund intends to invest in bonds issued by both domestic and foreign issuers, including foreign issuers from emerging market countries. While the Fund’s investments will generally be denominated in U.S. dollars, the Fund may also invest in non-dollar denominated instruments.
The Fund may also invest in securities having a variable or floating interest rate. The Fund may invest in fixed-income securities of any maturity or duration.
Under normal market conditions, the Fund will maintain a weighted average credit rating of “BBB–” or above by Standard & Poor’s Rating Service (“S&P”), or “Baa3” or above by Moody’s Investors Service, Inc. (“Moody’s”), or a comparable rating by another nationally recognized statistical rating organization. Although the Fund typically invests in investment grade debt, the Fund may also invest in high income producing instruments, rated at the time of purchase below “BBB–” by S&P, or below “Baa3” by Moody’s, or below a comparable rating by another nationally recognized statistical rating organization, or unrated bonds determined by the Adviser to be of comparable quality. Split rate bonds will be considered to have the higher credit rating. The Fund may invest in securities rated in the lowest ratings category or in default (i.e., “junk bonds”, which are speculative).
The Fund’s investments may include bonds that are labeled as social, sustainability or green.
In selecting investments for the Fund, the Adviser and Sub-adviser examine the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions and industry specific factors. The Adviser and Sub-adviser will also consider the most material potential ESG (Environmental, Social and Governance) risks and opportunities impacting issuers, where relevant. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-adviser. The materiality of ESG factors to the investment process varies across issuers and instrument types.
In selecting the Fund’s municipal debt securities, the Adviser and Sub-adviser generally look for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The Adviser and Sub-adviser also focus on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities. The Adviser and Sub-adviser may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but is not required to do so.
In selecting the Fund’s corporate debt securities, the Adviser and Sub-adviser seek to invest in securities of issuers that are expected to exhibit stable to improving credit characteristics based on industry trends, company positioning, and management strategy, taking into account the potential positive impact of any restructurings or other corporate reorganizations.
The Fund may use derivatives under certain market conditions to manage duration and to hedge currency exposure. The Fund expects that derivative instruments will include the purchase and sale of U.S. treasury futures contracts and forward foreign exchange contracts.
All distributions by the Fund, including any distributions derived from tax-exempt municipal obligations, may be includible in taxable income for purposes of the federal alternative minimum tax. The Fund does not seek to provide income exempt from federal income tax.

abrdn Funds | abrdn Real Estate Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a non-fundamental policy, under normal circumstances, the Real Estate Fund invests 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers which (i) are principally engaged in the real estate industry, (ii) are principally engaged in real estate financing or (iii) control real estate assets with an aggregate estimated value equal to no less than 50% of such issuer’s assets. These companies include, but are not limited to, real estate investment trusts (“REITs”), real estate operating companies and homebuilders, and companies with a majority of real estate holdings, such as hotel and entertainment companies. “Principally engaged” in the real estate industry or in real estate financing means that a majority of a company’s revenues are derived from the real estate industry or from real estate financing, respectively, or that the company is classified as a “real estate” company under the Standard & Poor’s Global Industry Classification System (GICS). To “control” real estate assets means to own such assets.

The Fund concentrates its investments in the securities of companies engaged principally in the real estate industry and may invest all of its assets in such securities; however, the Fund may temporarily invest less than 25% of its net assets in such securities during periods of adverse economic conditions in the real estate industry.

In addition to common stocks and REITs, securities in which the Fund may invest include preferred stocks and rights and warrants.

The Fund may invest up to 35% of its net assets in foreign securities. The Fund may invest in companies of any market capitalization.
The Adviser emphasizes investments in the equity securities of companies which it believes have the potential to grow their earnings at faster than normal rates and thus offer the potential for higher dividends and capital growth in the future.
In managing the assets of the Fund, the Adviser invests primarily in the equity securities of companies offering high dividend yields and which the Adviser believes offer strong prospects for capital growth. In selecting investments, a focus of the Adviser is to identify investment opportunities where dividends are well supported by the underlying assets and earnings of a company.
The Adviser considers and evaluates ESG (Environmental, Social and Governance) factors as part of the investment analysis process. The Adviser considers the most material potential ESG risks and opportunities impacting issuers, alongside other non-ESG factors. The relevance of ESG factors to the investment process varies across issuers. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser.
The Fund is “non-diversified.” This means that, as compared to mutual funds which are diversified, the Fund may invest a greater percentage of its total assets in the securities of a single issuer. As a result, the Fund may hold larger positions in a relatively small number of stocks as compared to many other mutual funds.

abrdn Funds | abrdn Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a fundamental policy, under normal circumstances, the Short Duration High Yield Municipal Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in municipal obligations that are exempt from federal income tax (including securities subject to the federal alternative minimum tax (“AMT”)). Tax-exempt municipal obligations include municipal obligations that pay interest that is free from U.S. federal income tax but may be subject to the federal alternative minimum tax (“AMT”).
The Fund may invest, without limitation, in municipal obligations whose interest income is a tax-preference item (i.e., income that may trigger the alternative minimum tax) for purposes of the AMT. If this is the case, the Fund’s net return to those investors may be lower than to investors not subject to the AMT. The interest income distributed by the Fund that is derived from certain tax-exempt municipal obligations may be subject to the federal AMT for individuals. There is no limitation on the portion of the Fund’s assets that may be invested in municipal obligations subject to the AMT. An investor should consult his or her tax adviser for more information.
Under normal market conditions, the Fund will maintain an investment portfolio with a weighted average effective duration of less than 4.5 years. However, the Fund can buy securities of any maturity. The Adviser expects to increase or decrease the portfolio’s effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates (for example, if interest rates were to rise 1%, a bond or bond fund with a duration of four and a half years would be expected to lose approximately 4.5% of its value). The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio may not meet the target at all times.
The Fund may invest in obligations of any credit quality. Under normal circumstances, the Fund invests at least 50% of its assets in municipal bonds rated BBB+ or lower by S&P Global Ratings or Baa or lower by Moody’s Investors Service, Inc., at the time of investment, or the equivalent by another independent rating agency or the unrated equivalent as determined by the Adviser. Split rate bonds will be considered to have the higher credit rating. Municipal bonds rated below investment grade (BB+/Ba1 or lower) are commonly known as “high yield” or “junk” bonds.
The Fund may invest in specific types of municipal obligations including, but not limited to, general obligation bonds, auction rate securities, revenue bonds, private activity bonds, moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender option bonds.
Revenue obligations may include, but are not limited to, general obligation bonds, revenue bonds, private activity bonds, moral obligation bonds, municipal notes, municipal commercial paper, municipal lease obligations and tender option bonds. Revenue obligations may include, but are not limited to, industrial development, pollution control, public utility, housing, and health care issues. Tender option bonds are created when a holder deposits tax-exempt or other bonds into a special purpose trust (“TOB trust”). The TOB trust issues two types of securities: floating rate notes (“floaters” or “TOBs”) and a residual security junior to the floaters (“inverse floaters”). The Fund may invest in floaters issued by TOB trusts.
The Fund can invest up to 25% of its total assets in tobacco-related bonds without an appropriation pledge that makes payments only from a state’s interest in the tobacco Master Settlement Agreement (“MSA”). The MSA is an agreement, reached out of court in 1998, between the largest U.S. tobacco manufacturers and 46 states and other U.S. jurisdictions to settle claims against the tobacco manufacturers.
The Fund may invest in municipal obligations of any state, city, county or other governmental entity, including Puerto Rico and U.S. territories. The Fund currently anticipates that it will have significant exposure to Florida, New York and Wisconsin municipal securities.
In selecting investments for the Fund, the Adviser generally looks for a wide range of U.S. issuers and securities that provide high current income, including unrated bonds and securities of smaller issuers that offer high current income and might be overlooked by other investors and funds. The Adviser also focuses on securities with coupon interest or accretion rates, current market interest rates, callability and call prices that might change the effective maturity of particular securities. The Adviser may consider selling a security if any of these factors no longer applies to a security purchased for the Fund, but are not required to do so. The Adviser also examines the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions and industry specific factors. The Adviser may also consider the most material potential ESG (Environmental, Social and Governance) risks and opportunities impacting issuers, where relevant. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser. The relevance of ESG factors to the investment process varies across issuers and instrument types.
The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

abrdn Funds | abrdn U.S. Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a non-fundamental policy, under normal circumstances, the U.S. Small Cap Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies. A company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of the United States;
●	the company has its principal office in, or management is located in, the United States; and/or
●	the company has its principal securities trading market in the United States.
The Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies included in the Russell 2000® Index at the time of investment. The range of the Russell 2000® Index was $5.61 million to $24.89 billion as of December 31, 2025.
The Fund also may invest in foreign securities and securities of larger companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the financials sector.
The Fund may invest in securities denominated in U.S. Dollars and the currencies of any foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. The Fund invests predominantly in securities of U.S. issuers. The Fund may also invest in non-U.S. companies, including primarily Canadian companies.
In seeking to achieve the Fund’s investment objective, the Adviser invests in quality companies and is an active, engaged owner. The Adviser evaluates every company against quality criteria and builds conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser. Through fundamental research, supported by a global research presence, the Adviser seeks to identify companies whose quality and future prospects are not yet fully recognized by the market.

abrdn Funds | abrdn U.S. Sustainable Leaders Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The U.S. Sustainable Leaders Fund seeks to achieve its investment objective of seeking long-term capital appreciation by investing primarily in equity securities of U.S. companies that the Adviser deems to have sound and improving prospects and which demonstrate that they are current or emerging sustainable leaders through their management of environmental, social and governance (“ESG”) risks and opportunities in accordance with the Adviser’s criteria.
In pursuing the Fund’s investment strategies, the Adviser invests in quality companies and is an active, engaged owner and takes into consideration a company’s management of ESG risks and opportunities and the company’s ESG performance. The Adviser evaluates every company against quality criteria and builds conviction using a team-based approach and peer review process. Through fundamental research, supported by a global research presence, the Adviser seeks to identify companies whose quality and future prospects are not yet fully recognized by the market. The Adviser’s overall quality assessment covers five key factors: (1) durability of the business model, (2) the attractiveness of the industry, (3) the strength of financials, (4) the capability of management, and (5) the most material ESG factors impacting a company.
When assessing the most material ESG factors impacting a company, the Adviser evaluates the ownership structure and governance of the company as well as potential environmental and social risks and opportunities that the company may face. The Adviser will assign each company an ESG-quality rating ranging from 1 to 5 (1 indicating best in class and 5 indicating laggards) – enabling the Fund’s investment team to identify current and emerging sustainable leaders. Companies eligible for investment by the Fund must be rated 2 or better by the Adviser. In limited circumstances, for example, in a corporate action or an initial public offering, the Fund may purchase or receive securities of companies that have not been assigned an ESG quality rating by the Adviser so long as one is assigned to the company within the time period required by the Adviser’s internal process.
Examples of areas under scope when assessing a company’s ESG quality include the following:
●	Corporate Governance
●	Carbon Emissions
●	Air Quality
●	Energy Management
●	Water & Wastewater Management
●	Waste & Hazardous Materials Management
●	Ecological Impacts
●	Human Rights & Community Relations
●	Customer Privacy
●	Data Security
●	Access & Affordability
●	Product Quality & Safety
●	Customer Welfare
●	Selling Practices & Product Labelling
●	Labor Practices
●	Employee Health & Safety
●	Employee Engagement
●	Diversity & Inclusion
●	Product Design & Lifecycle Management
●	Business Model Resilience
●	Supply Chain Management
●	Materials Sourcing & Efficiency
●	Physical Impacts of Climate Change
●	Business Ethics
●	Competitive Behavior
●	Management of the Legal & Regulatory Environment
●	Critical Incident Risk Management
●	Systemic Risk Management
The foregoing list is not exhaustive and may change; in addition, not all areas in the foregoing list are relevant to every company in which the Fund may invest. The Adviser focuses its analysis on those areas that it believes will materially impact a company’s reputation or operational or financial performance.
In carrying out its assessments of ESG quality, the Adviser’s equity analysts incorporate internal data sources, including external sources (e.g. MSCI reports), a proprietary score (“Overall Sustainability Assessment”), thematic expertise from the Adviser’s Sustainable Investment Team and stock-specific expertise from the Adviser’s equity ESG analysts. The Adviser relies heavily on its own in-depth research and analysis over third party ESG ratings.
In addition, the Adviser limits exposure to the lowest scoring companies according to the Adviser’s Overall Sustainability Assessment to a maximum of 20% of the Fund’s net assets. In limited circumstances, for example, in a corporate action or an initial public offering, the Fund may purchase or receive securities of companies that have not been assigned an Overall Sustainability Assessment by the Adviser so long as one is assigned to the company within the time period required by the Adviser’s internal process.
Binary exclusions are also applied to exclude a defined list of unacceptable activities. Based on MSCI business involvement screening research and the Adviser’s analysis, the Fund will seek to not invest in companies that have:
●	failed to uphold one or more principles of the UN Global Compact;
●
an industry tie to (including companies that provide support systems and services, as well as those with direct (i.e., owners and producers) and indirect (i.e., parents and subsidiaries) involvement in) controversial weapons (cluster munitions, landmines, biological / chemical weapons, depleted uranium weapons, blinding laser weapons, incendiary weapons, and/or non-detectable fragments);

●	a revenue contribution of 10% or more from the manufacture or sale of conventional weapons or weapons systems;
●	a revenue contribution of 10% or more from tobacco or are tobacco manufacturers;
●
a revenue contribution of 10% or more from the extraction of unconventional oil and gas (including oil sands, oil shale (kerogen-rich deposits), shale gas, shale oil, coal seam gas, and coal bed methane and excluding conventional oil and gas productions);

●	or a revenue contribution from thermal coal extraction.
The Fund targets a lower Weighted Average Carbon Intensity (“WACI”) than its benchmark based on third-party data, or third-party estimates when an issuer does not report Scope 1 and 2 emissions.
The Fund will measure compliance with its principal investment strategies at the time of investment. Third party data by which the Fund measures compliance with its binary exclusions, WACI target, and Overall Sustainability Assessment threshold is updated at regular intervals. If a company no longer meets the Fund’s principal strategies, the Adviser will make a determination as to whether to sell such security, in accordance with the Adviser’s internal process.
As a non-fundamental policy, under normal circumstances, the U.S. Sustainable Leaders Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. companies that the Adviser considers to be current or emerging sustainable leaders in accordance with the Adviser’s criteria. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. The Fund seeks to invest in securities of U.S. companies. For purposes of the Fund’s 80% policy, a company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of the United States;
●	the company has its principal office in, or management is located in, the United States; and/or
●	the company has its principal securities trading market in the United States.
The Fund may also invest in non-U.S. companies, including primarily Canadian companies.
The Fund will invest in companies across a broad spectrum of market capitalizations.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology sector.
The Fund may invest in securities denominated in U.S. Dollars and the currencies of any foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.

abrdn Funds | abrdn Ultra Short Municipal Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The Ultra Short Municipal Income Fund invests its assets in a combination of tax-exempt obligations and taxable debt obligations. As a fundamental policy, under normal circumstances the Fund invests at least 80% of its net assets in tax-exempt obligations. Net assets include the amounts of any borrowings for investment purposes. Tax-exempt obligations include municipal obligations that pay interest that is free from U.S. federal income tax (but may be subject to the federal alternative minimum tax (“AMT”)).

In managing the Fund’s investments, the Adviser seeks to capitalize on fundamental and technical opportunities in the debt obligations markets to enhance return. The obligations in which the Fund invests may be of any maturity.
Under normal market conditions, the Fund will generally maintain an investment portfolio with a weighted average effective duration of less than one year. The Adviser expects to increase or decrease the portfolio’s effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates (for example, if interest rates were to rise 1%, a bond or bond fund with a duration of one year would be expected to lose approximately 1% of its value). The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio may not meet the target at all times.
The obligations in which the Fund invests must, at the time of investment, be rated investment grade, as determined by the various rating agencies, or if unrated, of comparable quality as determined by the Adviser. In the event that a security receives different ratings from different nationally recognized statistical rating organizations (“NRSROs”), the Adviser will treat the security as being rated in the highest rating category received from an NRSRO. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.
The Fund may invest in municipal obligation-related underlying funds (such as exchange-traded funds) specific types of municipal obligations, including auction rate securities and tender option bonds. The Fund may invest in a combination of underlying funds that currently exist or that may become available for investment in the future for which abrdn Inc. or an affiliate now or in the future acts as investment adviser or principal underwriter without considering or canvassing the universe of unaffiliated funds available. Tender option bonds are created when a holder deposits tax–exempt or other bonds into a special purpose trust (“TOB trust”). The TOB trust issues two types of securities: floating rate notes (“floaters” or “TOBs”) and a residual security junior to the floaters (“inverse floaters”). The Fund does not currently intend to deposit bonds into a TOB trust or invest in inverse floaters, but may invest in floaters issued by TOB trusts.
The Fund may invest in municipal obligations of any state, city, county or other governmental entity, including Puerto Rico and U.S. territories. The Fund currently anticipates that it will have significant exposure to Texas municipal securities.
In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decision to purchase and sell securities for the Fund. The Adviser examines the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions and industry specific factors. The Adviser may also consider the most material potential ESG (Environmental, Social and Governance) risks and opportunities impacting issuers, where relevant. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser. The relevance of ESG factors to the investment process varies across issuers and instrument types. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary.

The Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.

abrdn Multi Fund ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a non-fundamental policy, under normal circumstances, the Emerging Markets Dividend Active ETF invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies that pay dividend income. The Fund will invest primarily in common stocks but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of an emerging market country;
●	the company has its principal office in, or management is located in, an emerging market country; and/or
●	the company has its principal securities trading market in an emerging market country.
An emerging market country is any country included in the MSCI Emerging Markets Index or determined by the Adviser to have similar emerging market characteristics. Emerging market countries may include countries considered to be frontier markets. A frontier market country is any country included in the MSCI Frontier Markets Index or determined by the Adviser to have similar frontier market characteristics. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund or by any other available means, such as through American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to Taiwan and in Mainland China, including through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect program or by any other available means. The Fund may invest in securities denominated in U.S. Dollars and currencies of the foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.
The Fund may invest in securities of any market capitalization.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the financials and information technology sectors.
In seeking to achieve the Fund’s investment objective, the investment team narrows the investable universe by looking at the dividend potential of companies and focusing on fundamental factors. The Adviser’s primary focus is on stock selection using research techniques to select individual holdings. The investment team places particular emphasis on understanding business fundamentals and dynamics and the impact this has on cash flow generation and a company’s ability to allocate cash effectively. The investment team seeks to allocate the Fund’s assets to high dividend paying companies and companies that the Adviser believes are growing their dividend over time.
The Adviser’s consideration of fundamental factors includes, among other things, a quality assessment focused on five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser.

abrdn Multi Fund ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a non-fundamental policy, under normal circumstances, the Focused U.S. Small Cap Active ETF invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities issued by U.S. small-cap companies. The Fund will be managed pursuant to a “focused” strategy whereby the Fund’s investment adviser will typically invest the Fund’s assets in a small number of issuers. Generally, the Fund expects to hold approximately 35 to 45 issuers.
For purposes of the Fund’s 80% policy, a company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of the United States;
●	the company has its principal office in, or management is located in, the United States; and/or
●	the company has its principal securities trading market in the United States.
The Fund considers small-cap companies to be companies that have market capitalizations similar to those of companies include in the Russell 2000® Index at the time of investment. The range of the Russell 2000® Index was $5.61 million to $24.89 billion as of December 31, 2025.
Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector.
The Fund may invest in securities denominated in U.S. Dollars and the currencies of any foreign countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests. The Fund may also invest in non-U.S. companies.
In seeking to achieve the Fund’s investment objective, the Adviser invests in quality companies and is an active, engaged owner. The Adviser then evaluates every company against its own quality criteria and builds conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser. Through fundamental research, supported by a global research presence, the Adviser seeks to identify companies whose quality and future prospects are not yet fully recognized by the market.

abrdn Multi Fund ETF | abrdn International Small Cap Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The International Small Cap Active ETF seeks to achieve its objective by investing primarily in equity securities of small non-U.S. companies. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. As a nonfundamental policy, under normal market conditions, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of non- U.S. small companies. For purposes of the Fund’s 80% policy, a company is considered to be a non-U.S. company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of a country outside the U.S.;
●	the company has its principal office in, or management is located in, a country outside the U.S.; and/or
●	the company has its principal securities trading market in a country outside the U.S.
The Fund considers a “small” company to be one whose market capitalization is within the range of capitalizations of companies in the MSCI All Country World ex-USA Small Cap Index at the time of purchase. As of December 31, 2025, the MSCI All Country World ex-USA Small Cap Index included companies with market capitalizations up to $19.03 billion.
The Fund may invest in companies of any size provided the Fund’s 80% policy is met. As a result, the Fund’s average market capitalization may sometimes exceed that of the largest company in the MSCI All Country World ex-USA Small Cap Index.
Under normal circumstances, a number of countries around the world will be represented in the Fund’s portfolio, some of which may be considered to be emerging market countries. At times, the Fund may have a significant amount of its assets invested in a country or geographic region, including through an exchange-traded fund or by other means.
The Fund may invest in securities denominated in U.S. Dollars and the currencies of the foreign countries in which it may invest. The Fund typically has full currency exposure to those markets in which it invests.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the industrials sector.
The Fund may invest up to 35% of net assets in emerging markets securities.
In seeking to achieve the Fund’s investment objective, the Adviser and abrdn Investments Limited (the “Sub-adviser”) (together, the “Advisers”) select stocks for the Fund using the portfolio management team’s quality, growth and momentum approach, which aims to identify companies that, in the Advisers’ view, exhibit a range of high-quality characteristics, the ability to deliver sustainable, multiyear growth and upwards momentum. When assessing quality, the Adviser and Sub-adviser evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance ( “ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Advisers. In assessing the growth outlook for stocks, the Advisers consider the industry backdrop, as well as management’s strategy to drive sales and profitability over the medium to long term. When looking at momentum, the Advisers consider both price momentum and earnings momentum. The investment team generally allows the weight of stocks with positive price and earnings momentum, which also meet its quality and growth criteria, to increase.

abrdn Multi Fund ETF | abrdn Ultra Short Municipal Income Active ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
As a fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investment grade fixed income securities that qualify as tax-exempt municipal obligations. Tax-exempt municipal obligations include municipal obligations that pay interest that is free from U.S. federal income tax (but may be subject to the federal alternative minimum tax (“AMT”)). These obligations are issued by states, U.S. territories and their political subdivisions, such as counties, cities and towns. For purposes of the Fund’s 80% policy, the Fund may, but is not required to, sell a security whose rating falls below investment grade.
Under normal market circumstances, the Fund will maintain an investment portfolio with a weighted average effective duration of two years or less The Adviser expects to increase or decrease the portfolio’s effective duration based on its outlook for the market and interest rates. Duration measures the sensitivity of bond prices to changes in interest rates (for example, if interest rates were to rise 1%, a bond or bond fund with a duration of two years would be expected to lose approximately 2% of its value). The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. Because of events affecting the bond markets and interest rate changes, the duration of the portfolio may not meet the target at all times.
The Fund may invest in specific types of municipal obligations, including tax-exempt zero-coupon securities, auction rate securities, floating- and variable-rate bonds and tender option bonds. Tender option bonds are created when a holder deposits tax-exempt or other bonds into a special purpose trust (“TOB trust”). The TOB trust issues two types of securities: floating rate notes (“floaters” or “TOBs”) and a residual security junior to the floaters (“inverse floaters”). The TOB trust would sell the floater and the Fund would retain the inverse floater.
The Fund may invest, without limitation, in municipal obligations whose interest income is a tax-preference item (i.e., income that may trigger the AMT) for purposes of the federal AMT.
The Fund may invest in municipal obligations of any state, city, county or other governmental entity. The Fund currently anticipates that it will have significant exposure to New York and Texas municipal securities. Additionally, up to 20% of the Fund’s net assets may be invested in fixed income securities that qualify as tax-exempt municipal obligations that are considered below investment grade (sometimes referred to as “junk bonds” or high yield securities). A bond is considered below investment grade if rated below investment grade by Moody’s Investors Services, Inc. (“Moody’s”) (below Baa3), S&P Global Ratings (“S&P”) (below BBB-), or Fitch, Inc. (“Fitch”) (below BBB-) or, if unrated, determined by the Adviser to be of comparable quality. In the event that a security receives different ratings from different nationally recognized statistical rating organizations (“NRSROs”), the Adviser will treat the security as being rated in the highest rating category received from an NRSRO. In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers. If an obligation’s credit rating is downgraded after the Fund’s investment, the Adviser monitors the situation to decide if the Fund needs to take any action such as selling the obligation.
In managing the Fund, the Adviser employs a process that combines sector allocation, fundamental research and duration management. In determining sector allocation, the Adviser analyzes the prevailing financial and investment characteristics of a broad range of sectors in which the Fund may invest and seeks to enhance performance and manage risk by underweighting or overweighting particular sectors. Based on fundamental research regarding securities, including fixed income research, credit analyses and use of sophisticated analytical systems, the Adviser makes decisions to purchase and sell securities for the Fund. The Adviser also examines the material risks of an investment across a spectrum of considerations including financial metrics, regional and national conditions and industry specific factors. The Adviser may also consider the most material potential ESG (Environmental, Social and Governance) risks and opportunities impacting issuers, where relevant. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser. The relevance of ESG factors to the investment process varies across issuers and instrument types. The Adviser also considers economic factors to develop strategic forecasts as to the direction of interest rates which are then used to establish the Fund’s target duration, a common measurement of a security’s sensitivity to interest rate movements. For obligations owned by the Fund, duration measures the average time needed to receive the present value of all principal and interest payments by analyzing cash flows and interest rate movements. The Adviser closely monitors the Fund’s portfolio and makes adjustments as necessary. The overall objective of the Adviser is to add value through the selection of securities that the Adviser believes are trading at a price below what we consider the securities to be worth.
The Fund’s investment strategies may result in a portfolio turnover rate in excess of 100% on an annual basis.

abrdn EM SMA Completion Fund | abrdn EM SMA Completion Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]
The abrdn EM SMA Completion Fund will invest primarily in common stocks, but may also invest in other types of equity securities, including, but not limited to, preferred stock and depositary receipts. As a non-fundamental policy, under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies. A company is considered to be an emerging market company if Fund management determines that the company meets one or more of the following criteria:
●	the company is organized under the laws of an emerging market country;
●	the company has its principal office in, or management is located in, an emerging market country; and/or
●	the company has its principal securities trading market in an emerging market country.
An emerging market country is any country included in the MSCI Emerging Markets Index or determined by the Adviser or Sub-advisers to have similar emerging market characteristics. At times, the Fund may have a significant amount of its assets invested in a country or geographic region. The Fund currently anticipates that it will invest a significant amount of its assets in securities economically tied to mainland China, including through the Shanghai-Hong Kong and
Shenzhen-Hong Kong Stock Connect program or by any other available means. The Fund also currently anticipates that it will invest a significant amount of its assets in securities economically tied to South Korea. The Fund may invest in securities denominated in U.S. Dollars and currencies of emerging market countries in which it is permitted to invest. The Fund typically has full currency exposure to those markets in which it invests.
The Fund may invest in equity securities of companies of any market capitalization, including small- and mid-cap companies.
The Fund may invest in securities of any market sector and may hold a significant amount of securities of companies, from time to time, within a single sector. The Fund currently anticipates that it will have significant exposure to the information technology and industrials sectors.
In seeking to achieve the Fund’s investment objective, the Adviser and Sub-advisers invest in quality companies and are an active, engaged owners. The Adviser and Sub-advisers evaluate every company against quality criteria and build conviction using a team-based approach and peer review process. The quality assessment covers five key factors: 1) the durability of the business model, 2) the attractiveness of the industry, 3) the strength of financials, 4) the capability of management, and 5) the most material environmental, social and governance (“ESG”) factors impacting a company. Not every ESG factor may be identified or evaluated for every investment. ESG characteristics are not the only factors considered and, as a result, the issuers in which the Fund invests may not be issuers with favorable ESG characteristics or high ESG ratings. As ESG information is just one investment consideration, ESG considerations generally are not solely determinative in any investment decision made by the Adviser and Sub-advisers. Through fundamental research, supported by a global research presence, the Adviser and Sub-advisers seek to identify companies whose quality and future prospects are not yet fully recognized by the market.
The Fund is non-diversified any may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.